Provisions - Rollforward of provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	$ 4,011	$ 4,773
Additions		2,220
Amounts utilised		(1,882)
Unused amounts reversed		(1,377)
Exchange and other movements		277
Other provisions, ending balance	2,920	4,011
Provisions (excluding contractual commitments)
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	3,758
Additions	1,725
Amounts utilised	(2,394)
Unused amounts reversed	(607)
Exchange and other movements	(79)
Other provisions, ending balance	2,403	3,758
Restructuring costs
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	334	551
Additions	73	204
Amounts utilised	(158)	(353)
Unused amounts reversed	(107)	(103)
Exchange and other movements	(12)	35
Other provisions, ending balance	130	334
Legal proceedings and regulatory matters
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	1,501	2,436
Additions	1,132	829
Amounts utilised	(1,255)	(850)
Unused amounts reversed	(279)	(980)
Exchange and other movements	29	66
Other provisions, ending balance	1,128	1,501
Customer remediation
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	1,454	1,124
Additions	288	820
Amounts utilised	(838)	(543)
Unused amounts reversed	(90)	(52)
Exchange and other movements	(26)	105
Other provisions, ending balance	788	1,454
Other provisions
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	469	364
Additions	232	280
Amounts utilised	(143)	(133)
Unused amounts reversed	(131)	(107)
Exchange and other movements	(70)	65
Other provisions, ending balance	357	469
Contractual commitments
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	253	298
Additions		87
Amounts utilised		(3)
Unused amounts reversed		(135)
Exchange and other movements		6
Impact on transition to IFRS 9		284
Net change in expected credit loss provision and other movements	(20)
Other provisions, ending balance	$ 517	$ 253